Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents

Note 11 - Cash and cash equivalents

Cash and cash equivalents

	As of December 31,
	2016	2017
	(in thousands)
Bank balances	32,670	46,885
Bank deposits (1)	17,580	38,283

Total	50,250	85,168

(1)	Deposit in New Israeli Shekel (NIS) and USD. Bears nominal interest rate of 0.17%‑1.54% as at December 31, 2017 (2016: 0.13%-0.75%).

The Group’s exposure to credit and market risks related to cash and cash equivalents is disclosed in Note 23.